Issuance Of Units (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		6 Months Ended
	Feb. 14, 2014	Feb. 06, 2013	Jun. 30, 2014	Jun. 30, 2013
Class Of Stock [Line Items]
Partners capital account units sold in public offering	5,500,000	4,500,000
Share price	$ 17.3	$ 14.15
Offering costs	$ 306	$ 195
Proceeds from issuance of Common Limited partners units			104,499	69,770
Limited Partner Overallotment
Class Of Stock [Line Items]
Partners capital account units sold in public offering	825,000	675,000
Gross Proceeds
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units	95,150	63,675
Gross Proceeds | Limited Partner Overallotment
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units	14,273	9,551
Net Proceeds
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units	91,135	60,840
Proceeds from issuance of General partners units	1,942	1,299
Net Proceeds | General Partner Overallotment
Class Of Stock [Line Items]
Proceeds from issuance of General partners units	291	195
Net Proceeds | Limited Partner Overallotment
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units	$ 13,670	$ 9,126
General Partner
Class Of Stock [Line Items]
Partners capital account units sold in public offering	112,245	91,837
General Partner | General Partner Overallotment
Class Of Stock [Line Items]
Partners capital account units sold in public offering	16,837	13,776